Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Items Measured At Fair Value On A Recurring Basis

	As of December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$114.8	$—	$114.8
Derivative assets (See Note S)	—	.6	—	.6
Diversified investments associated with the ESUP* (See Note L)	13.4	—	—	13.4
Total assets	$13.4	$115.4	$—	$128.8
Liabilities:
Derivative liabilities (See Note S)	$—	$.9	$—	$.9
Liabilities associated with the ESUP* (See Note L)	13.3	—	—	13.3
Total liabilities	$13.3	$.9	$—	$14.2

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Bank time deposits with original maturities of three months or less	$—	$125.6	$—	$125.6
Derivative assets (See Note S)	—	1.2	—	1.2
Diversified investments associated with the ESUP* (See Note L)	7.0	—	—	7.0
Total assets	$7.0	$126.8	$—	$133.8
Liabilities:
Derivative liabilities (See Note S)	$.5	$1.3	$—	$1.8
Liabilities associated with the ESUP* (See Note L)	7.1	—	—	7.1
Total liabilities	$7.6	$1.3	$—	$8.9